Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Stock [Abstract]
Schedule of shares issued and outstanding
Shares issued and outstanding are as follows:

	Number of Common Shares	Amount
Balance, December 31, 2018	15,547,812	$122,887
Shares issued upon exercise of stock options (13(c))	8,001	37
Shares repurchased and cancelled under a normal course issuer bid (1)	(751,800)	(5,955)
Shares repurchased and cancelled under a substantial issuer bid (2)	(4,000,000)	(31,605)

Balance, December 31, 2019	10,804,013	$85,364
Shares repurchased and cancelled under a normal course issuer bid (1)	(552,700)	(4,447)

Balance, December 31, 2020	10,251,313	$80,917

(1)
On May 16, 2018, the Company announced that the
TSX-V
accepted the Company’s notice of its intention to make a normal course issuer bid (the “2018 NCIB”). Under the terms of the 2018 NCIB, the Company could have acquired up to an aggregate of 794,088 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2018 NCIB was in place. The 2018 NCIB commenced on May 28, 2018 and ended on May 27, 2019. During the twelve months of the 2018 NCIB, the Company purchased and cancelled 771,900 common shares for a total cost of $5,085. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.

On May 30, 2019, the Company announced that the
TSX-V
accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and ended on May 29, 2020. During the twelve months of the 2019 NCIB, the Company purchased and cancelled 563,000 common shares for a total cost of $2,235. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.
On June 29, 2020, the Company announced that the
TSX-V
accepted the Company’s notice of its intention to make a normal course issuer bid (the “2020 NCIB”). Under the terms of the 2020 NCIB, the Company may acquire up to an aggregate of 533,116 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2020 NCIB will be in place. The 2020 NCIB commenced on June 30, 2020 and will end on June 29, 2021, or on such earlier date as the Company may complete its maximum purchases allowed under the 2020 NCIB.
During the year ended December 31, 2020, the Company repurchased and cancelled 552,700 (2019 – 751,800), common shares as a result of the 2019 NCIB and 2020 NCIB. The aggregate price paid for these common shares totaled $522 (2019—$4,145). During the year ended December 31, 2020 the Company recorded $3,925 (2019—$1,810) directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $4,447 (2019—$5,955).

(2)
On December 20, 2019, the Company completed a Substantial Issuer Bid (“SIB”) pursuant to which the Company purchased 4,000,000 of its common shares for cancellation at a set purchase price of $6.50 per common share for a total purchase price of $26,000 in cash. The Company incurred an additional $139 on transaction costs related to the SIB for a total aggregate purchase price paid of $26,139. During the year ended December 31, 2019, the Company recorded $5,466 directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $31,605.

Schedule of changes in stock options
Changes in the number of options outstanding during the year ended December 31, 2020 is as follows:

Year ended December 31, 2020	Options	Weighted average exercise price
Balance, beginning of period	1,428,408	$3.67
Forfeited, cancelled or expired	(101,450)	(5.06)

Balance, end of period	1,326,958	$3.57

Options exercisable, end of period	1,110,958	$3.12

Year ended December 31	2019		2018
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,394,642	$3.91	1,602,127	$3.58
Granted	262,000	4.95	200,000	7.25
Exercised	(8,001)	(2.45)	(206,885)	(1.76)
Forfeited, cancelled or expired	(220,233)	(6.75)	(200,600)	(6.85)

Balance, end of period	1,428,408	$3.67	1,394,642	$3.91

Options exercisable, end of period	1,059,308	$2.88	1,044,892	$2.80

Schedule of contractual life of options outstanding

Options outstanding at December 31, 2020 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	2.35 years	$0.30	185,000
$0.31 - $3.00	536,933	1.29 years	$1.59	536,933
$4.01 - $5.00	216,800	3.49 years	$4.95	87,200
$5.01 - $7.30	388,225	1.77 years	$7.09	301,825

$0.30 - $7.30	1,326,958	1.94 years	$3.57	1,110,958

Schedule of fair value of the options using the Black-Scholes option pricing model
The compensation expense for the years ended December 31, 2020, 2019 and 2018 was determined based on the fair value of the options at the date of measurement using the
Black-Scholes
option pricing model:

Years ended December 31:	2019	2018
Expected option life	4.4 years	4.4 years
Risk free interest rate	1.40%	1.92%-2.04%
Dividend yield	nil	nil
Expected volatility	47.10%	85.14%-93.72%

Schedule of changes in warrants outstanding

Years ended December 31	2020		2019		2018
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	900,000	$6.50	900,000	$6.50	900,000	$6.50
Expired	(900,000)	(6.50)	—	—	—	—

Balance, end of period	—	—	900,000	$6.50	900,000	$6.50

Warrants exercisable, end of period	—	—	900,000	$6.50	900,000	$6.50

Schedule of calculation of basic and diluted earnings per share
The following table reflects the calculation of basic and diluted (loss) earnings per share for the years ended December 31, 2020, 2019 and 2018:

Year ended December 31	2020	2019	2018
Basic net (loss) earnings	$(0.64)	$(1.32)	$0.25

Diluted net (loss) earnings	$(0.64)	$(1.32)	$0.24

Schedule of basic and diluted earnings per share
The following table reflects the (loss) income used in the basic and diluted (loss) earnings per share computations for the years ended December 31, 2020, 2019 and 2018:

Year ended December 31	2020	2019	2018
Net (loss) earnings	$(6,845)	$(19,786)	$3,926

The following table reflects the share data used in the denominator of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2020, 2019 and 2018:

Year ended December 31	2020	2019	2018
Weighted average shares outstanding for basic (loss) earnings per share	10,686,041	14,998,540	15,791,396
Effects of dilution from:
Stock options	—	—	772,267

Weighted average shares outstanding for diluted (loss) earnings per share	10,686,041	14,998,540	16,563,663

Effects of dilution from 1,326,958 stock options (2019 – 1,428,408, 2018 – 622,375) were excluded in the calculation of weighted average shares outstanding for diluted (loss) earnings per share for the year ended December 31, 2020 as they are anti-dilutive. Additionally, for the year ended December 31, 2019 and 2018, 900,000 warrants were excluded in the calculations of weighted average shares outstanding for diluted (loss) earnings per as they were anti-dilutive.